Stock Options (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Number of Options Outstanding, Beginning	1,180,757	96,586	97,205
Weighted Average Exercise Price Outstanding, Beginning	$ 8.73	$ 4.35	$ 3.24
Number of Options Exercisable	296,821	49,236
Weighted Average Exercise Price Exercisable	$ 7.69	$ 3.29
Exercise Price Range 5.35 - 11.30
Number of Options Outstanding, Beginning	1,120,052	25,881
Weighted Average Exercise Price Outstanding, Beginning	$ 9.03	$ 7.47
Number of Options Exercisable	238,351	0
Weighted Average Exercise Price Exercisable	$ 8.76	$ 0.00
Weighted Average Remaining Contractual Life	9 years 4 months 6 days	9 years 10 months 13 days
Exercise Price Range 2.91 - 4.65
Number of Options Outstanding, Beginning	60,705	70,705
Weighted Average Exercise Price Outstanding, Beginning	$ 3.36	$ 3.33
Number of Options Exercisable	58,470	49,236
Weighted Average Exercise Price Exercisable	$ 3.32	$ 3.29
Weighted Average Remaining Contractual Life	5 years 3 months 10 days	6 years 5 months 15 days